Federated Hermes SDG Engagement Equity Fund Performance Management - Class A and IS and R6 Shares [Member] - Federated Hermes SDG Engagement Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total return on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information for each class shown with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total return on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes SDG Engagement Equity Fund – IS Class
Bar Chart Closing [Text Block]

The Fund's IS class total return for the nine-month period from January 1, 2025 to September 30, 2025, was 5.08%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 21.96% (quarter ended June 30, 2020). Its lowest quarterly return was (29.30)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s A class and R6 class commenced operations on November 5, 2019 and June 11, 2021, respectively. For the periods prior to the commencement of operations of the A class and R6 class, the performance information shown below is for the Fund’s IS class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s IS class that occurred during the period prior to the commencement of the Fund’s A class and R6 class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s IS class and A class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. The A, IS and R6 classes are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses and sales loads. The expense ratio of the A class is higher than the expense ratio of the IS class; accordingly, for the periods prior to the commencement of operations, the performance of the A class would have been lower than the performance of the IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class and after tax-returns for the A and R6 classes will differ from those shown for the IS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the IS class and after tax-returns for the A and R6 classes will differ from those shown for the IS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return	5.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020